Stockholders' Equity - Additional Information (Details)	9 Months Ended
	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 Vote $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2018 $ / shares shares
Class Of Stock [Line Items]
Stockholder equity split	one-to-one
Treasury stock shares outstanding	480,965		363,766		262,116
Common Class A [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	31,500,000		20,800,000		13,000,000
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	10,244,043		10,244,043		9,855,336
Common stock, shares outstanding	9,763,078		9,880,277		9,593,220
Common Class B [Member]
Class Of Stock [Line Items]
Common stock voting rights	ten votes
Common stock, shares authorized	7,711,738		0
Common stock, par value | $ / shares	$ 0.00001		$ 0.00001
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0
Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized			20,800,000		13,000,000
Common stock, shares outstanding			9,880,277		9,593,220
Founder Shares
Class Of Stock [Line Items]
Preferred stock, shares issued	1,922,600		1,922,600
Gores Metropoulos, Inc.
Class Of Stock [Line Items]
Common stock, shares authorized	220,000,000		220,000,000
Number of votes for each share | Vote	1		1
Common stock shares issued inclusive of shares subject to redemption	40,000,000
Class A common stock subject to possible redemption (in shares)	38,420,462		38,713,476	38,639,955	0
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Gores Metropoulos, Inc. | Common Class A [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	200,000,000		200,000,000		200,000,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares issued inclusive of shares subject to redemption			40,000,000
Common stock shares outstanding inclusive of shares subject to redemption			40,000,000
Class A common stock subject to possible redemption (in shares)			38,713,476		0
Common stock, shares issued	1,579,538		1,286,524		0
Common stock, shares outstanding	1,579,538		1,286,524		0
Gores Metropoulos, Inc. | Class F Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000		20,000,000		20,000,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued	10,000,000		10,000,000		10,000,000
Common stock, shares outstanding	10,000,000		10,000,000
Gores Metropoulos, Inc. | Founder Shares
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares issued	10,000,000
Common stock, shares outstanding	10,000,000